Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [abstract]
Basis of Consolidation

(a)    Basis of Consolidation

These financial statements include the accounts of the Company. All significant intercompany transactions, balances, revenues, and expenses have been eliminated upon consolidation.

Subsidiaries are included in the consolidated financial results of the Company from the effective date of acquisition or control and up to the effective date of disposition or loss of control. Control is achieved when the Company has power over the investee, is exposed to or has rights to variable returns from its involvement with an investee, and had the ability to affect those returns through its power over the investee.

Fortuna Silver Mines Inc. is the ultimate parent entity of the group. At December 31, 2018, the principal subsidiaries of the Company, their geographic locations, and the ownership interests held by the Company, were as follows:

Name	Location	Ownership	Principal Activity
Minera Bateas S.A.C. ("Bateas")	Peru	100%	Caylloma Mine
Compania Minera Cuzcatlan S.A. de C.V. ("Cuzcatlan")	Mexico	100%	San Jose Mine
Mansfield Minera S.A. ("Mansfield")	Argentina	100%	Lindero Project

Foreign Currency Translation

(b)    Foreign Currency Translation

Transactions in foreign currencies are initially recorded in the functional currency at the exchange rate at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the rate of exchange at each financial position date. Foreign exchange gains or losses on translation to the functional currency of an entity are recorded in profit or loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate as at the date of the initial transaction.

Cash, Cash Equivalents and Short Term Investments

(c)    Cash, Cash Equivalents and Short Term Investments

Cash and cash equivalents include cash on hand, demand deposits, and money market instruments with maturities from the date of acquisition of 90 days or less, which are readily convertible to known amounts of cash and are subject to insignificant changes in value. Short-term investments consist of term deposits with original maturities in excess of three months but less than twelve months. Cash, cash equivalents and short term investments are designated as amortized cost.

Inventories

(d)    Inventories

Inventories include metal contained in concentrates, stockpiled ore, materials and supplies. Costs allocated to metal inventories are based on average costs, which include direct mining costs, direct labor and material costs, mine site overhead, depletion and amortization. Costs allocated to materials and supplies are based on weighted average costs and include all costs of purchase and other costs in bringing these inventories to their existing location and condition. If carrying value exceeds net realizable amount, a write down is recognized. The write down may be reversed in a subsequent period if the circumstances which caused it no longer exist, to the extent that the related inventory has not been sold. Net realizable value is calculated as the estimated price at the time of sale based on prevailing metal prices less estimated future costs to convert the inventories into saleable form and estimated costs to sell.

Investment in Associates

(e)    Investment in Associates

Associates are those entities in which the Company has significant influence, but not control or joint control, over the entity’s financial and operating policies. Interests in associates are accounted for using the equity method. They are initially recognized at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Company’s share of the profit or loss and other comprehensive income of equity-accounted investees, until the date on which significant influence ceases.

An impairment test is performed when there is objective evidence of impairment, such as significant adverse changes in the environment in which the associate operates or there is a significant or prolonged decline in the fair value of the investment below its carrying amount. When there is objective evidence that an investment is impaired, a quantitative impairment test is performed and a loss is recorded if the recoverable amount is lower than the carrying amount. Impairment losses are reversed if the recoverable amount subsequently exceeds the carrying amount.

Exploration and Evaluation Assets

(f)    Exploration and Evaluation Assets

Exploration expenditures on properties for which the Company does not have title or rights to are expensed when incurred.  Significant payments related to the acquisition of land and mineral rights, including and the costs to conduct a preliminary evaluation to determine that the property has significant potential to develop an economic ore body are capitalized as incurred.  The time between initial acquisition and a full evaluation of a property’s potential is dependent on many factors including, but not limited to, location relative to existing infrastructure, the property’s stage of development, geological controls and metal prices.

The Company capitalizes the cost of acquiring, maintaining its interest and exploring mineral properties as exploration and evaluation assets until such time as the properties are placed into development, abandoned, sold, or considered to be impaired in value.

If a mineable ore body is discovered, exploration and evaluation costs are reclassified to mining properties. The Company uses the following criteria in its assessment:

•the property has mineral reserves as referred to in Canadian National Instrument 43‑101, and

•when legal, permitting and social matters have been resolved sufficiently to allow mining of the body.

Exploration and evaluation assets are tested for impairment when an indicator of impairment is identified and upon reclassification to mining properties.

If no mineable ore body is discovered, all previously capitalized costs are expensed in the period in which it is determined the property has no economic value.

Proceeds received from the sale of interests in exploration and evaluation assets are credited to the carrying value of the mineral properties, plant and equipment. Exploration costs that do not relate to any specific property are expensed as incurred.

Mineral Properties, Plant and Equipment

(g)    Mineral Properties, Plant and Equipment

i.    Operational Mining Properties and Mine Development

For operating mines, all mineral property expenditures are capitalized and amortized based on the unit-of-production method considering the expected production to be obtained over the life of the mineral property. The expected production includes proven and probable reserves and the portion of inferred resources expected to be extracted economically as part of the production cost.

Capitalized costs of producing properties are amortized on a unit-of-production basis over proven and probable reserves and the portion of inferred resources where it is considered highly probable that those resources are expected to be extracted economically.

The expected production to be obtained over the life of the mineral property is based on our life-of-mine production plans which typically include a portion of inferred resources, and therefore differ from the life-of-mine plans we publish as part of our 43‑101 compliant technical reports which are based on reserves only. The decision to use inferred resources, and the portion of inferred resources to be included varies for each operation and is based on the geological characteristics of the ore body, the quality and predictability of inferred resources, and the conversion of inferred resources into measured and indicated (“M&I”) that we have historically achieved in the past.

Many factors are taken into account during resource classification including; the quality of drilling and sampling, drill/sample spacing, sample preparation and analysis, geological logging and modelling, database construction, geological interpretation and modelling, statistical/geostatistical analysis, interpolation method, local estimation, engineering studies, economic parameters, and reconciliation with actual results.

Once the integrity of the data has been established, two important considerations around classification of resources are geologic continuity and possible variation of thickness and grade between samples. For our inferred resources at San Jose and Caylloma we are able to achieve a significant level of confidence on the existence of mineable material as geological continuity has been established by consistent drill hole intercepts both along strike and down-dip which provides us with reasonable confidence in the location of the structures. The vast majority of the inferred resources are interpolated, estimated between existing drill hole intercepts, as opposed to extrapolated where the grades are estimated beyond the furthest sample point, adding to our confidence in the geologic continuity of the veins. Furthermore, San Jose and Caylloma are not structurally complex deposits where faulting has disrupted geologic continuity.

With regards to the variation of thickness and grade between samples, we use statistical means to calculate the probability that tonnage and grade content falls within a certain accuracy over a given timeframe. If the potential variation is estimated to be within ± 25% at 90 percent confidence globally, we classify it as an inferred resource. This is equivalent to stating that we have 95 percent confidence that greater than 75% of the inferred tonnes, grade, and metal content will ultimately be recovered by the mine and hence that the same percentage or higher will be converted from an inferred resource to an indicated resource through infill drilling as per our policy of upgrading prior to production.

As part of our process to include inferred resources into our life-of-mine production plans we apply an economic cut-off to identify only the material that can be considered profitable to mine within our mine designs and at this time we apply a conversion or “risk” factor to the mining blocks comprised of inferred resources we include in such mine production plans. This conversion factor is based on the predictability of conversion derived from statistical estimates of confidence as described above and the support from historic conversion rates of inferred resources into M&I at each of our mines. The conversion factors used in our 2018 and 2017 life-of-mine plans were 90% at San Jose and 80% at Caylloma.

The percentage of inferred resources included as a component of the total mineable inventory (reserve + resource) considered in the 2018 life-of-mine evaluation for each operation as of December 31, 2018, was San Jose 21% (2017 and 2016: 23% and 28%); Caylloma 48% (2017 and 2016: 60% and 38%).

The Company reviews the conversion factors including past experience in assessing the future expected conversion of inferred resources to be used in the life-of-mine plans for inclusion of inferred resources once a year in light of new geologic information and conversion data and when events or circumstances indicate that a review should be made. The Company continually monitors expected conversion and any changes in estimates that arise from this review are accounted for prospectively.

Significant estimation is involved in determining resources and in determining the percentage of resources ultimately expected to be converted to reserves, which we determine based on careful consideration of both internal and external technical and economic data. Estimation of future conversion of resources is inherently uncertain and involves significant judgment and actual outcomes may vary from these judgments and estimates and such outcomes may have a material impact on the results. Revisions to these estimates are accounted for in the period in which the change in estimate arises.

Costs of abandoned properties are written-off.

Commercial Production

Capital work in progress consists of expenditures for the construction of future mines and includes pre-production revenues and expenses prior to achieving commercial production. Commercial production is a convention for determining the point in time in which a mine and plant has completed the operational commissioning and has operational results that are expected to remain at a sustainable commercial level over a period of time, after which production costs are no longer capitalized and are reported as operating costs. The determination of when commercial production commences is based on several qualitative factors including but not limited to the following:

•	all major capital expenditures to bring the mine to the condition necessary for it to be capable of operating in the manner intended by management have been completed; and
•	the ability to sustain ongoing production of ore at a steady or increasing level.

On the commencement of commercial production depletion of each mining property will be provided on a unit-of-production basis. Any costs incurred after the commencement of production are capitalized to the extent they give rise to a future economic benefit.

ii.    Plant and Equipment

Completed property, plant and equipment are recorded at cost, net of accumulated depreciation and impairments. Costs directly related to construction projects are capitalized to work in progress until the asset is available for use in the manner intended by management. Assets, other than capital works in progress, are depreciated to their residual values over their estimated useful lives as follows:

Land and buildings
Land	Not depreciated
Mineral properties	Units of production	Declining balance
Buildings, located at the mine	Units of production	Declining balance
Buildings, others (1)	6‑10 years	Straight line
Leasehold improvements (1)	4‑8 years	Straight line
Plant and equipment
Machinery and equipment (1)	3‑15 years	Straight line
Furniture and other equipment (1)	2‑13 years	Straight line
Transport units	4‑5 years	Straight line
Capital work in progress	Not depreciated

(1)	The lesser of useful life or life of mine.

Equipment under finance lease is initially recorded at the present value of minimum lease payments at the inception of the lease and depreciated over the shorter of the lease term or useful life.

Spare parts and components included in machinery and equipment are depreciated over the shorter of the useful  llife of the component or the related machinery and equipment.

Borrowing costs attributed to the construction of qualifying assets are capitalized to mineral properties, plant and equipment, and are included in the carrying amounts of related assets until the asset is available for use in the manner intended by management.

Costs associated with commissioning activities on constructed plants are deferred from the date of mechanical completion of the facilities until the date the assets are ready for use in the manner intended by management.

On an annual basis, the depreciation method, useful economic life, and residual value of each component asset is reviewed with any changes recognized prospectively over its remaining useful economic life.

Asset Impairment

(h)    Asset Impairment

At the end of each reporting period, the Company makes an assessment of impairment indicators and if there are such indicators, then the Company performs a test of impairment.

For the purpose of assessing impairment, assets are grouped at the lowest level for which there are separately identifiable cash inflows or cash generating units. These are typically individual mines or development projects. Brownfields exploration projects, located close to existing mine infrastructure, are assessed for impairment as part of the associated mine cash generating unit.

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less cost of disposal (“FVLCD”) and value in use.

When the recoverable amount is assessed using pre-tax discounted cash flow techniques, the resulting estimates are based on detailed mine and/or production plans. For value in use, recent cost levels are considered, together with expected changes in costs are compatible with the current condition of the business. The cash flow forecasts are based on best estimates of the expected future revenues and costs, including the future cash costs of production, sustaining capital expenditures, and reclamation and closure costs.

Where a FVLCD model is used the cash flow forecast includes net cash flows expected to be realized from extraction, processing, and sale of mineral resources that do not currently qualify for inclusion in proven or probable reserves and the portion of resources expected to be extracted economically.

Where an impairment loss subsequently reverses, the carrying amount of the asset or cash-generating unit is increased to the revised estimate of recoverable amount but not beyond the carrying amount that would have been determined had no impairment loss been recognized for the asset or cash-generating unit in prior years. A reversal of an impairment loss is recognized into earnings immediately.

Borrowing Costs

(i)    Borrowing Costs

Interest and other financing costs incurred that are attributable to acquiring and developing exploration and development stage mining properties and constructing new facilities. (“qualifying assets”) are capitalized and included in the carrying amounts of qualifying assets until those qualifying assets are ready for their intended use.

Capitalization of borrowing costs incurred commences on the date the following three conditions are met:

•expenditures for the qualifying asset are being incurred;

•borrowing costs are being incurred; and,

•activities that are necessary to prepare the qualifying asset for its intended use are being undertaken.

Borrowing costs incurred after the qualifying assets are ready for their intended use are expensed in the period in which they are incurred.

Transaction costs, comprised of legal fees and upfront commitment fee, associated with the credit facility for general working capital and for future capital projects are recorded as a debit to the bank loan and are amortized over the term of the credit facility using the effective interest rate method.

All other borrowing costs are expensed in the period in which they are incurred.

Assets Held for Sale

(j)    Assets Held for Sale

A non-current asset is classified as held for sale when it meets the following critieria:

•The non-current asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets; and,

•The sale of the non-current asset is highly probable. For the sale to be highly probable:

oThe appropriate level of management must be committed to a plan to sell the asset;

oAn active program to locate a buyer and complete the plan must have been initiated;

oThe non-current asset or disposal group must be actively marketed for sale at a price that is reasonable in relation to its current fair value;

oThe sale should be expected to qualify for recognition as a completed sale within one year from the date of classification as held for sale (with certain exceptions); and

oActions required to complete the plan should indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Assets held for sale are not depreciated and are recorded at the lower of their carrying amount and fair value less costs to sell.

Leases

(k)    Leases

A lease is classified as a finance lease when substantially all of the risks and rewards incidental to ownership of the leased asset are transferred from the lessor to the lessee by the agreement. At the commencement of the lease term, finance leases are recognized as assets and liabilities at the lower of the fair value of the leased asset and the present value of the minimum lease payments. The assets are depreciated over the shorter of the asset’s useful lives and the term of the lease. Interest on the lease instalments is recognized as interest expense over the lease term using the effective interest method. Leases for land and buildings are recorded separately if the lease payments can be allocated accordingly.

Leases that do not transfer all the risks and rewards of ownership are classified as operating leases. Payments are recorded in profit or loss using the straight line method over their estimated useful lives.

Income Taxes

(l)    Income Taxes

Income tax expense consists of current and deferred tax expense.

Current tax expense is the expected tax payable on the taxable income for the year using tax rates enacted or substantively enacted at period end adjusted for amendments to tax payable with regards to previous years.

Deferred tax assets and liabilities are recognized for deferred tax consequences attributable to unused tax loss carry forwards, unused tax credits, and differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using the enacted or substantively enacted tax rates expected to apply when the asset is realized or the liability is settled.

The effect on deferred tax assets and liabilities of a change in tax rates is recognized in profit or loss in the period that substantive enactment occurs.

A deferred tax asset is recognized to the extent that it is probable that future taxable income will be available against which the asset can be utilized. To the extent that the Company does not consider it probable that a deferred tax asset will be recovered, the deferred tax asset is reduced.

The following temporary differences do not result in deferred tax assets or liabilities:

•	the initial recognition of assets or liabilities, not arising in a business combination, that does not affect accounting or taxable income;
•	goodwill; and
•

investments in subsidiaries, associates and jointly controlled entities where the timing of reversal of the temporary differences can be controlled and reversal in the foreseeable future is not probable.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities, and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Provisions

(m)   Provisions

i.    Closure and Rehabilitation Provisions

Future obligations to retire an asset, including dismantling, remediation and ongoing treatment and monitoring of the site related to normal operation are initially recognized and recorded as a liability based on estimated future cash flows discounted at the risk-free rate.

The closure and reclamation provision (“CRP”) is adjusted at each reporting period for changes to the expected amount of cash flows required to discharge the liability, the timing of such cash flows and the risk-free discount rate.

The liability is accreted to full value over time through periodic charges to profit or loss.

The amount of the CRP initially recognized is capitalized as part of the related asset’s carrying value and amortized to profit or loss. The method of amortization follows that of the underlying asset. The costs related to a CRP are only capitalized to the extent that the amount meets the definition of an asset and can bring about future economic benefit. For a closed site or where the asset which generated a CRP no longer exists, there is no longer future benefit related to the costs and as such, the amounts are expensed. For operating sites, a revision in estimates or a new disturbance will result in an adjustment to the CRP with an offsetting adjustment to the capitalized closure and rehabilitation costs.

ii.   Environmental Disturbance Restoration Provisions

During the operating life of an asset, events such as infractions of environmental laws or regulations may occur. These events are not related to the normal operation of the asset and are referred to as environmental disturbance restoration provisions (“EDRP”). The costs associated with an EDRP are accrued and charged to earnings in the period in which the event giving rise to the liability occurs. Any subsequent adjustments to an EDRP due to changes in estimates are also charged to earnings in the period of adjustment. These costs are not capitalized as part of the long-lived asset’s carrying value.

iii.  Other Provisions

Provisions are recognized when a present legal or constructive obligation exists as a result of past events, and it is probable that an outflow of resources that can be reliably estimated will be required to settle the obligation. Where the effect of the time value of money is material the provision is discounted using an appropriate current market based pre-tax discount rate.

Share Capital	(n) Share Capital Common shares are classified as equity. Costs directly attributable to the issuance of common shares are shown in equity as a deduction from the proceeds.
Share-Based Payments

(o)    Share-Based Payments

The fair value method of accounting is used for share-based payment transactions. Under this method, the cost of stock options and other equity-settled share-based payment arrangements are recorded based on the estimated fair value at the grant date and charged to earnings over the vesting period. Where awards are forfeited because non-market based vesting conditions were not satisfied, the expense previously recognized are reversed in the period the forfeiture occurs.

Share-based payment expenses relating to cash-settled awards, including deferred and restricted share units are accrued and expensed over the vesting period based on the quoted market value of the Company’s common shares. As these awards will be settled in cash, the expense and liability are adjusted at each reporting period for changes in the underlying share price.

Equity settled share-based payment transactions with parties other than employees are measured at the fair value of the goods or services received, except where that fair value cannot be estimated reliably, in which case they are measured at the fair value of the equity instruments granted, measured at the date the Company obtains the goods or the counter party renders the services.

i.    Stock Option Plan

The Company applies the fair value method of accounting for all stock option awards. Under this method, the Company recognizes a compensation expense for all stock options awarded to employees, based on the fair value of the options on the date of grant which is determined by using the Black-Scholes option pricing model. The fair value of the options is expensed over the graded vesting period of the options.

ii.   Deferred Share Unit (“DSU”) Plan

Deferred share units are typically granted to non-executive directors of the Company. They are payable in cash upon resignation, retirement, removal, failure to achieve re-election, or upon a change of control of the Company. The DSU compensation liability is accounted for based on the number of DSUs outstanding and the quoted market value of the Company’s common shares at the financial position date. The year-over-year change in the DSU compensation liability is recognized in profit or loss.

iii.  Share Unit Plans

The Company’s amended and restated share unit plan (the “SU Plan”) covers all restricted share units (“RSUs”) and performance share unites (“PSUs”) granted by the Company on and after March 1, 2015. All RSUs granted prior to March 1, 2015 were governed by the restricted share unit plan dated November 12, 2010.

Restricted Share Units (“RSUs”)

The Company’s RSUs are settled in either cash or equity, as determined by the Company’s Board of Directors at the grant date and typically vest over three years.

For cash settled RSUs, the share-based payments expense is adjusted at each reporting period to reflect the change in quoted market value price of the Company’s common shares and the number of RSUs expected to vestvesting of each RSU grant, with a corresponding amount recorded in other liabilities.

For equity-settled RSUs, the fair value is determined based on the quoted market value price of the Company’s common shares at the date of grant and the fair value is recognized as a stockshare-based payments expense over the vesting period with a corresponding amount recorded as in equity reserves.

Performance Share Units (“PSUs”)

Performance Share Units are performance-based awards for the achievement of specified performance metrics by specified deadlines and are issued settled in either cash or equity, as determined by the Company’s Board of Directors at the grant date and typically vest over three years.

For cash settled PSUs, the share-based payments expense is adjusted at each reporting period to reflect the change in quoted market value price of the Company’s common shares, the number of PSUs expected to vestvesting of each PSU grant and the expected performance factors with a corresponding amount recorded in other liabilities.

For equity-settled PSUs, the fair value is determined based on the quoted market value price of the Company’s common shares at the date of grant and the number of PSUs expected to vest based on the performance factors.  The fair value is recognized as a stockshare-based payments expense over the vesting period with a corresponding amount recorded as in equity reserves.

Related Party Transactions

(p)    Related Party Transactions

Parties are considered to be related if one party has the ability directly, or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or corporate entities, and include key management personnel of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Earnings per Share

(q)    Earnings per Share

Basic earnings per share is computed by dividing the net income for the year by the weighted average number of common shares outstanding during the year.

The diluted earnings per share calculation is based on the weighted average number of common shares outstanding during the year, plus the effects of dilutive common share equivalents. This method requires that the dilutive effect of outstanding options issued should be calculated using the treasury stock method. This method assumes that all common share equivalents have been exercised at the beginning of the year (or at the time of issuance, if later), and that the funds obtained thereby were used to purchase common shares of the Company at the average trading price of the common shares during the year, but only if dilutive.

Segment Reporting

(r)    Segment Reporting

The Company’s operating segments are based on the reports reviewed by the senior management group that are used to make strategic decisions. The Chief Executive Officer, as chief operating decision maker, considers the business from a geographic perspective considering the performance of the Company’s business units.

A geographical segment is a distinguishable component of the entity that is engaged in providing products or services within a particular economic environment and is subject to risks and returns that are different than those of segments operating in other economic environments.

The business operations comprise the mining and processing of silver-lead, zinc, and silver-gold and the sale of these products.

Significant Accounting Estimates and Judgements

(s)    Significant Accounting Estimates and Judgements

The preparation of these financial statements requires management to make estimates and judgements that affect the reported amounts of assets and liabilities at the period end date and reported amounts of expenses during the reporting period. Such judgements and estimates are, by their nature, uncertain. Actual outcomes could differ from these estimates.

The impact of such judgements and estimates are pervasive throughout the financial statements, and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and are accounted for prospectively.

In preparing these consolidated financial statements for the year ended December 31, 2018, the Company applied the critical judgements and estimates as disclosed in note 4.

Adoption of New Accounting Standards and those issued but not yet effective

(t)    Adoption of New Accounting Standards

IFRS 15, Revenue from Contracts with Customers

The Company has adopted IFRS 15 Revenue from Contracts with Customers (“IFRS 15”) as of January 1, 2018. The Company elected to apply IFRS 15 using a modified retroactive approach by recognizing the cumulative effect of initially adopting this standard at the date of initial recognition. Comparative information has not been restated and continues to be reported under IAS 18 Revenue (“IAS 18”).

The Company has concluded that there was no cumulative effect adjustment required to be recognized at January 1, 2018. The details of the accounting policy changes and the quantitative impact of these changes are described below.

Concentrate Sales:

The Company earns revenue from contracts with customers related to its concentrate sales. Revenue from contracts with customers is recognized when a customer obtains control of the concentrate and the Company satisfies its performance obligation. The Company considers the terms of the contract in determining the transaction price, which is the amount the entity expects to be entitled to in exchange for the transferring of the concentrates. The transaction price of a contract is allocated to each performance obligation based on its stand-alone selling price.

The Company satisfies its performance obligations for its concentrate sales based upon specified contract terms which are generally upon delivery to the customer at a specified warehouse or upon loading of the concentrate onto a vessel. The Company typically receives payment within one to four weeks of delivery.

Revenue from concentrate sales is recorded based upon forward market price of the expected final sales price date. IFRS 15 does not consider provisional price adjustments associated with concentrate sales to be revenue from contracts with customers as they arise from changes in market pricing for silver, gold, lead and zinc between the delivery date and settlement date. As such, the provisional price adjustments are accounted for as derivatives and presented separately in Note 24 of these financial statements.

The Company has concluded that there were no significant changes in the accounting for concentrate sales as a result of the transition to IFRS 15, as the timing of control of the concentrate passing to the customer and the treatment of provisional pricing adjustments are unchanged from policies applied prior to the adoption of IFRS 15.

IFRS 9 Financial Instruments

The Company has adopted IFRS 9 Financial Instruments (“IFRS 9”) as of January 1, 2018. Prior periods were not restated and no material changes resulted from adopting this new standard. IFRS 9 introduced a revised model for classification and measurement, and while this has resulted in several financial instrument classification changes, as presented in Note 31, there were no quantitative impacts from adoption.

The details of accounting policy changes as a result of the adoption of IFRS 9 are described below:

(a)    Classification and measurement of financial assets and financial liabilities

IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities. However, it eliminates the previous IAS 39 categories for financial assets: held to maturity, loans and receivables and available for sale.

Under IFRS 9, a financial asset is measured as either: amortized cost; fair value through other comprehensive income (FVOCI) or fair value through profit or loss (FVTPL). All non-derivative financial liabilities are measured at amortized cost. The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. Derivatives embedded in contracts where the host is a financial asset in the scope of the standard are never separated, and instead the hybrid financial instrument as a whole is assessed for classification.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

•it is held within a business model whose objective is to hold assets to collect contractual cash flows; and

•its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

•it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

•its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

On initial recognition of an equity investment that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in other comprehensive income (OCI). This election is made on an investment-by-investment basis. All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL.

The following accounting policies apply to the subsequent measurement of financial assets:

•Financial assets at FVTPL - These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.

•Financial assets at amortized cost - These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

•Equity investments at FVOCI - These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Gains or losses recognized on the sale of the equity investment are recognized in OCI and are never reclassified to profit or loss.

Upon adoption of IFRS 9, the Company made an irrevocable election to present in other comprehensive income subsequent changes in the fair value of its investments in marketable securities, which is substantially consistent with the accounting treatment prior to adoption. These financial assets are classified as FVOCI.

The original measurement categories under IAS 39 and the new measurement categories under IFRS 9 are summarized in the following table:

	Original (IAS 39)	New (IFRS 9)
Financial assets
Cash and cash equivalents	Loans and receivables	Amortized cost
Term deposits	Loans and receivables	Amortized cost
Other receivables	Loans and receivables	Amortized cost
Marketable securities	Available for sale	FVOCI
Trade receivables from concentrate sales	FVTPL	FVTPL
Interest rate swap asset	Fair Value (hedging)	Fair Value (hedging)
Financial liabilities
Trade payables	Other liabilities	Amortized cost
Payroll payable	Other liabilities	Amortized cost
Share units payable	Other liabilities	Amortized cost
Credit facility	Other liabilities	Amortized cost
Other payables	Other liabilities	Amortized cost
Metal forward sales and zero cost collar contracts	FVTPL	FVTPL

(b)    Impairment of financial assets

IFRS 9 introduces a new three-stage expected credit loss model for calculating impairment for financial assets. IFRS 9 no longer requires a triggering event to have occurred before credit losses are recognized. An entity is required to recognize expected credit losses when financial instruments are initially recognized and to update the amount of expected credit losses recognized at each reporting date to reflect changes in the credit risk of the financial instruments. In addition, IFRS 9 requires additional disclosure requirements about expected credit losses and credit risk.

For our trade receivables, we apply the simplified approach for determining expected credit losses which requires us to determine the lifetime expected losses for all our trade receivables. The expected lifetime credit loss provision for our trade receivables is based on historical counterparty default rates and adjusted for relevant forward-looking information, when required. We did not record an adjustment relating to the implementation of the expected credit loss model for our trade receivables.

(c)    Hedge accounting

The Company has elected to adopt the new general hedge accounting model in IFRS 9. This requires the Company to ensure that hedge accounting relationships are aligned with its risk management objectives and strategy and to apply a more qualitative and forward-looking approach to assessing hedge effectiveness.

The Company has established a strategy, in accordance with its current risk management policies, to use interest rate swaps to hedge against the variability in cash flows arising from changes in USD LIBOR based floating interest rate borrowing relating to its credit facility.

As per IFRS 9, hedging relationships that qualified for hedge accounting in accordance with IAS 39, that also qualify for hedge accounting in accordance with IFRS 9 (after taking into account any rebalancing of the hedging relationship on transition), are regarded as continuing hedging relationships. Hence, the original hedge relationship continues from the trade inception date of the interest rate swap to the maturity date of the interest rate swap associated with the hedged exposure, unless the hedging relationship is required to be terminated earlier.

Management qualitatively assess that the changes in value of the hedging instrument and the hedged item will move in opposite directions and will be perfectly offset. As both counterparties to the derivative are investment grade, the effect of credit risk is considered as neither material nor dominant in the economic relationship. The hedge was highly effective at transition date under IFRS 9.  The portion of the gain or loss on the hedging instrument that is determined to be effective will be recognized directly in other comprehensive income while the amount that is determined to be ineffective, if any, will be recorded in the profit or loss during the life of the hedging relationship.

(u)    New Accounting Standards issued but not yet effective

In 2016, the IASB issued IFRS 16 Leases (“IFRS 16”), which is mandatory for annual reporting periods beginning on or after January 1, 2019, with earlier adoption permitted. IFRS 16 introduces a single, on-balance sheet lease accounting model for lessees. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are recognition exemptions for short-term leases and leases of low-value items.

The Company assembled an implementation team to assess the impact of the leases standard. The implementation team has developed its project plan, education sessions have been completed and information has been compiled with respect to the population of contracts that will need to be assessed in light of the new standard. The Company has selected the modified retrospective approach and during the fourth quarter of 2018, the Company continued its detailed review of contracts. The Company also continued to develop calculation methodologies and draft financial statement disclosures.

On the transition date of January 1, 2019, the Company expects to recognize additional leases on the consolidated balance sheet, which will increase finance lease obligations and property, plant and equipment balancesresult in the recognition of right of use assets. As a result of recognizing additional finance lease obligations, the expected impact is a reduction in cost of sales, as operating lease expense will be replaced by depreciation expense and finance expense. In addition, cashflow from operating activities will increase with a corresponding decrease to cashflow from financing activities.  The Company is currently finalizing the quantification of the effect of this standard on the financial statements.

Comparative figures	(v) Comparative figures Certain comparative figures have been reclassified to conform to the presentation adopted for the year ended December 31, 2018.